FINANCIAL STATEMENTS SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY BALANCE SHEETS (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	¥ 117,320	$ 17,980	¥ 122,149	¥ 41,441
Short-term investment , net	0		69,618
Amounts due from related parties	542	83	130,722
Prepaid and other current assets	61,289	9,393	91,002
TOTAL ASSETS	525,372	80,517	701,072
Current Liabilities
Accrued expenses and other current liabilities	70,954	10,875	158,705
TOTAL LIABILITIES	989,137	151,592	1,442,671
Equity
Additional paid-in capital	818,042	125,370	777,408
Accumulated deficit	(1,266,848)	(194,153)	(1,519,731)
Accumulated other comprehensive income (loss)	(12,817)	(1,964)	469
Total Jiayin Group shareholder’s deficit	(461,623)	(70,747)	(741,854)
TOTAL LIABILITIES AND DEFICIT	525,372	80,517	701,072
Parent Company
Current assets
Cash and cash equivalents	21,213	3,251	27,223
Short-term investment , net			69,618
Amounts due from subsidiaries and VIEs	167,887	25,731	44,695
Amounts due from related parties			124,862
Prepaid and other current assets	855	131	1,117
Total current assets	189,955	29,113	267,515
Investments in subsidiaries and VIEs	(652,193)	(99,953)	(1,003,436)
TOTAL ASSETS	(462,238)	(70,840)	(735,921)
Current Liabilities
Accrued expenses and other current liabilities	2,385	366	5,933
TOTAL LIABILITIES	2,385	366	5,933
Equity
Ordinary shares	0	0	0
Additional paid-in capital	815,042	124,911	777,408
Accumulated deficit	(1,266,848)	(194,153)	(1,519,731)
Accumulated other comprehensive income (loss)	(12,817)	(1,964)	469
Total Jiayin Group shareholder’s deficit	(464,623)	(71,206)	(741,854)
TOTAL LIABILITIES AND DEFICIT	¥ (462,238)	$ (70,840)	¥ (735,921)